Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 7,620,000	$ 7,752,000	$ 7,412,000	$ 7,004,000	$ 7,077,000	$ 7,153,000	$ 7,173,000	$ 6,985,000	$ 29,786,905	$ 28,387,623	$ 27,905,752
Interest Expense	1,103,000	1,097,000	1,017,000	958,000	924,000	805,000	868,000	919,000	4,175,301	3,515,792	4,199,179
Net Interest Income	6,517,000	6,655,000	6,395,000	6,046,000	6,153,000	6,348,000	6,305,000	6,066,000	25,611,604	24,871,831	23,706,573
Provision For Loan Losses	200,000	100,000	0	0	500,000	0	0	0	300,000	500,000	0
Net Interest Income After Provision For Loan Losses	6,317,000	6,555,000	6,395,000	6,046,000	5,653,000	6,348,000	6,305,000	6,066,000	25,311,604	24,371,831	23,706,573
Non-Interest Income	1,552,000	2,362,000	1,433,000	1,997,000	1,328,000	1,781,000	1,464,000	1,828,000	7,344,283	6,400,923	7,007,249
Non-interest Expense	6,038,000	6,569,000	5,867,000	5,829,000	6,004,000	5,694,000	5,693,000	5,536,000	24,302,087	22,927,618	22,530,796
Income Before Income Taxes	1,831,000	2,348,000	1,961,000	2,214,000	977,000	2,435,000	2,076,000	2,358,000	8,353,800	7,845,136	8,183,026
Provision For Income Taxes	316,000	445,000	483,000	585,000	115,000	655,000	510,000	641,000	2,435,460	1,920,480	2,067,099
Net Income	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	862,000	1,780,000	1,566,000	1,717,000	5,918,340	5,924,656	6,115,927
Preferred Stock Dividends					(93,000)	(110,000)	(110,000)	(110,000)	0	(422,889)	(440,000)
Preferred Stock Redemption Discount					660,000				0	660,000
Net Income Available To Common Shareholders					$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	$ 5,918,340	$ 6,161,767	$ 5,675,927
Net Income Per Common Share (Basic)	$ 0.31	$ 0.65	$ 0.50	$ 0.55	$ 0.49	$ 0.57	$ 0.49	$ 0.55	$ 2.01	$ 2.09	$ 1.93
Net Income Per Common Share (Diluted)	$ 0.30	$ 0.61	$ 0.48	$ 0.52	$ 0.46	$ 0.54	$ 0.47	$ 0.52	$ 1.91	$ 1.99	$ 1.84
Weighted Average Shares Outstanding (Basic)	2,947,235	2,945,474	2,945,474	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,945,918	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,251,598	3,252,436	3,253,559	3,248,201	3,248,790	3,248,526	3,248,444	3,248,442	3,250,069	3,248,572	3,248,312